Equity Method Investments and Other Investments	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Other Investments [Abstract]
Equity Method Investments and Other Investments

6. Equity Method Investments and Other Investments

On November 13, 2019, the Company entered into a Joint Venture Agreement with Glory E&C Limited, a Hong Kong company, and formed a joint venture, Kin Chiu-Glory Joint Venture (“KC-Glory JV”) to execute the construction project (Contract No. ND/2019/06). On November 25, 2020, the Company entered into a Joint Venture Agreement with Geotech Engineering Limited, a Hong Kong company, and formed a joint venture, Kin Chiu-Geotech Joint Venture (“KC-Geotech JV”) to execute the construction project (Contract No. TW/2019/01). On August 29, 2020, the Company entered into a Joint Venture Agreement with China Railway First Group Co., Ltd, a Hong Kong company, and formed a joint venture, Kin Chiu-China Railway First Group Joint Venture (“KC-CRFG JV”) to execute several government construction projects.

The Company’s exposure to loss is limited to its investment in each joint venture. As of March 31, 2026 and 2025, the Company has no additional capital commitments or guarantees related to these ventures.

No dividends or capital contributions were made or received during the years ended March 31, 2026, 2025 and 2024.

Equity Method Accounting Treatment

The Company’s 51% ownership of KC-Glory JV, 51% ownership of KC-Geotech JV and 35% ownership of KC-CRFG JV allowed the Company to have joint control over the operations and decision-making at joint ventures. Accordingly, the Company accounted for the transaction under the equity method and recorded the carrying value of the Company’s investment in joint ventures’ common shares at cost, including the transaction costs incurred to obtain the equity method investment, in the consolidated balance sheets.

The following table provides summarized balance sheet and income statement information for Joint Ventures:

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2026
Current assets	$1,735,185	245,772	1,162,731	3,143,688
Non-current assets	—	—	—	—
Current liabilities	1,426,194	269,945	339,130	2,035,269
Non-current liabilities	—	—	—	—
Equity (Deficit)	$308,991	(24,173)	823,601	1,108,419

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2025
Current assets	$1,748,391	$247,932	$1,188,208	$3,184,531
Non-current assets	—	—	—	—
Current liabilities	1,436,946	271,864	370,751	2,079,561
Non-current liabilities	—	—	—	—
Equity (Deficit)	$311,445	$(23,932)	$817,457	$1,104,970

	Year ended March 31, 2026
Total revenues	$—	—	9,748,960	9,748,960
Net (loss)/profit	$(111)	(424)	12,345	11,810

	Year ended March 31, 2025
Total revenues	$—	641	$4,828,815	$4,829,456
Net loss	$(64)	7,168	$5,443	$12,547

The following table summarizes the activity of the Company’s equity method investments in joint ventures:

Total
Balance at April 1, 2024	$1,311,010
Company’s share in net profit recognized during the year	5,528
Exchange difference	7,591
Balance at March 31, 2025	1,324,129
Company’s share in net profit recognized during the year	4,048
Exchange difference	(9,982)
Balance at March 31, 2026	$1,318,195

Critical Minerals Investment

On October 31, 2025, the Group entered into a subscription and unit purchase agreement with Kaz Resources LLC engaged in the critical minerals space, pursuant to which the Group subscribed for an approximately 20% membership interest in such company, subject to regulatory approval, for a subscription price of $20.0 million.

This investment does not have a readily determinable fair value and is therefore measured at cost, adjusted for observable price changes and impairments, in accordance with ASC 321. As of March 31, 2026, the carrying value of the investment was $43,180,014. This investment is included in “Other investments” on the consolidated balance sheet.

The Company monitors the investment for indicators of impairment and observable price changes on a quarterly basis. If indicators of impairment exist, the Company performs a qualitative assessment to determine whether the investment is impaired and adjusts the carrying value accordingly. During the year ended March 31, 2026, the Company identified an observable price change related to this investment and recorded a change in fair value of this investment accordingly. Therefore, the Company has included this investment in the fair value hierarchy disclosure in Note 2.

The following table provides a reconciliation of the other investment at fair value on a non-recurring basis using significant unobservable inputs:

	2026	2025
Balance as of March 31, 2025	$—	$—
Addition	20,000,000	—
Fair value adjustment	23,437,041	—
Exchange difference	(257,027)
Balance as of March 31, 2026	$43,180,014	$—

Reemag Investment

In November 2025, Skyline acquired a 13.09% ownership of Reemag LLC (“Reemag”) for a cash purchase price of $3.0 million. Skyline will subscribe for additional membership interests of Reemag in tranches, resulting in ownership percentages of 13.09%, 20.06%, 33.42% and 50.10% at the initial, second, third and fourth closing respectively for an aggregate purchase price of $20.0 million. The second, third and fourth closings were scheduled on or before January 31, 2026, March 31, 2026 and by the earlier of a $200.0 million capital raise or July 31, 2026, respectively. However, in March 2026, Skyline entered into the first amendment to the subscription agreement with Reemag that amended the dates of the second, third and fourth closings to May 31, 2026, July 31, 2026 and September 30, 2026, respectively.

The investment in Reemag does not have a readily determinable fair value and is therefore measured at cost, adjusted for observable price changes and impairments, in accordance with ASC 321. The Company has not identified any observable price changes in orderly transactions for identical or similar investments and did not recognize any impairment losses. As of March 31, 2026, the carrying value of the investment was $2,981,248 as there was no observable price change related to this investment since acquisition. This investment is included in “Other investments” on the consolidated balance sheet.

The Company monitors the investment for indicators of impairment and observable price changes on a quarterly basis. If indicators of impairment exist, the Company performs a qualitative assessment to determine whether the investment is impaired and adjusts the carrying value accordingly. During the year ended March 31, 2026, the Company did not identify any indicators of impairment or observable price changes.

The following table provides a reconciliation of the other investment at equity method investments:

	2026	2025
Balance as of March 31, 2025	$—	$—
Addition	3,000,000	—
Exchange difference	(18,752)
Balance as of March 31, 2026	$2,981,248	$—

On May 14, 2026, the Company has disposed full 13.09% LLC membership interest in Reemag to American Ventures LLC, Series XLVIII Reemag, an independent third party (the “Assignee”) for consideration in a cash payment of $3,000,000. No fair value gain or loss was recognized from the assignment. (Note 20).